Non-Trade Accounts Receivable and Payable - Schedule of Non-Trade Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Non-Trade Accounts Payable [Abstract]
Dissenting shareholder appraisal right liabilities	$ 45,135
Toll processing	1,746
Other payables	672
Other payables - related party	461
Non-trade accounts payable	$ 48,014